Fair Value Measurement	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 16 — FAIR VALUE MEASUREMENT

Our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2025 are as follows:

	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned
Equities(1)	$4,281,944	$–	$–	$4,281,944
U.S Treasury Bills(2)	99,657,752	–	–	99,657,752
Customer-held fractional shares	127,456,614	–	–	127,456,614
Total financial assets	$231,396,310	$–	$–	$231,396,310

Liabilities
FX forward contract(3)	$34,885	$–	$–	$34,885
Financial instruments sold not yet purchased(3)	–	–	–	–
Equity	4,952,733	–	–	4,952,733
Fractional share repurchase obligation(3)	127,456,614	–	–	127,456,614
Total financial liabilities	$132,444,232	$–	$–	$132,444,232

(1)	Fair value of equities are classified within prepaid expenses and other current assets on our condensed consolidated statements of financial position.
(2)	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash equivalents within our condensed consolidated statements of financial position.
(3)	Fair value of obligation is classified within payables due to customers on the condensed consolidated statements of financial position.

During the six months ended June 30, 2025, there were no transfers between levels for financial assets and liabilities.

Our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 are as follows:

	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned(1)
Equities	$529,984	$–	$–	$529,984
U.S Treasury Bills(2)	233,445,264	–	–	233,445,264
FX forward contract(1)	60,879			60,879
Customer-held fractional shares	108,252,531	–	–	108,252,531
Total financial assets	$342,288,658	$–	$–	$342,288,658

Liabilities
Financial instruments sold not yet purchased
Equity options	$2,196	$–	$–	$2,196
Fractional share repurchase obligation(3)	108,252,531	–	–	108,252,531
Total financial liabilities	$108,254,727	$–	$–	$108,254,727

(1)	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on our condensed consolidated statements of financial position.
(2)	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash equivalents within our condensed consolidated statements of financial position.
(3)	Fair value of obligation is classified within payables due to customers on our condensed consolidated statements of financial position.

During the year ended December 31, 2024, there were no transfers between levels for financial assets and liabilities.